January 28, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Institutional Series Trust (the "Registrant") on behalf of:
  John Hancock Dividend Performers Fund

      File Nos. 33-86102; 811-8852

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing containing the final report for John Hancock Dividend Performers Fund (the "Fund") for the period ending December 5, 2003. On December 5, 2003, the Fund transferred all of its assets and liabilities to John Hancock Sovereign Investors Fund ("Sovereign Investors Fund"), a series of John Hancock Investment Trust, in exchange for Class I shares of Sovereign Investors Fund pursuant to an Agreement and Plan of Reorganization.

After this transaction and as of the close of business on December 5, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary




ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  FINAL REPORT








                                  John Hancock
                            Dividend Performers Fund









                                December 5, 2003


--------------------------------------------------------------------------------

John Hancock Dividend Performers Fund
Schedule of Investments
December 5, 2003  (Unaudited)
--------------------------------------------------------


ISSUER, DESCRIPTION                                                                         SHARES         VALUE
------------------------------------                                                -------------------------------
COMMON STOCKS
(Cost $2,619,192)
Advertising (2.66%)
Omnicom Group, Inc.                                                                          1,050        $87,633
                                                                                    -------------------------------
Aerospace (1.33%)
United Technologies Corp.                                                                      500         43,865
                                                                                    -------------------------------
Banks - United States (1.44%)
U.S. Bancorp                                                                                 1,700         47,362
                                                                                    -------------------------------
Beverages (3.72%)
Anheuser-Busch Cos., Inc.                                                                      650         34,196
PepsiCo, Inc.                                                                                1,825         88,513
                                                                                    -------------------------------
                                                                                                          122,709
                                                                                                   ----------------
Building (1.53%)
Masco Corp.                                                                                  1,800         50,400
                                                                                    -------------------------------
Chemicals (2.43%)
Praxair, Inc.                                                                                1,100         80,080
                                                                                    -------------------------------
Computers (12.19%)
Cisco Systems, Inc.*                                                                         3,380         80,140
Dell, Inc.*                                                                                  1,900         65,455
Hewlett-Packard Co.                                                                          4,000         88,440
International Business Machines Corp.                                                          600         54,384
Microsoft Corp.                                                                              2,100         54,516
Oracle Corp.*                                                                                4,600         58,512
                                                                                    -------------------------------
                                                                                                          401,447
                                                                                                   ----------------
Cosmetics & Personal Care (4.35%)
Avon Products, Inc.                                                                          1,000         68,070
Procter & Gamble Co. (The)                                                                     780         75,278
                                                                                    -------------------------------
                                                                                                          143,348
                                                                                                   ----------------
Diversified Operations (4.19%)
3M Co.                                                                                         900         72,666
General Electric Co.                                                                         2,250         65,475
                                                                                    -------------------------------
                                                                                                          138,141
                                                                                                   ----------------
Electronics (3.39%)
Intel Corp.                                                                                  2,350         75,294
Linear Technology Corp.                                                                        900         36,225
                                                                                    -------------------------------
                                                                                                          111,519
                                                                                                   ----------------


ISSUER, DESCRIPTION                                                                         SHARES         VALUE
------------------------------------                                                -------------------------------
Finance (6.26%)
Capital One Financial Corp.                                                                    500        $29,580
Citigroup, Inc.                                                                              2,666        124,182
Morgan Stanley                                                                                 950         52,592
                                                                                    -------------------------------
                                                                                                          206,354
                                                                                                   ----------------
Insurance (9.68%)
AFLAC, Inc.                                                                                  1,750         62,073
American International Group, Inc.                                                           1,820        106,707
Hartford Financial Services Group, Inc. (The)                                                1,000         57,050
Marsh & McLennan Cos., Inc.                                                                    550         24,315
Travelers Property Casualty Corp. (Class A)                                                  4,275         68,614
                                                                                    -------------------------------
                                                                                                          318,759
                                                                                                   ----------------
Manufacturing (3.20%)
Danaher Corp.                                                                                  650         54,490
Dover Corp.                                                                                  1,350         50,989
                                                                                    -------------------------------
                                                                                                          105,479
                                                                                                   ----------------
Media (1.99%)
Viacom, Inc. (Class B)*                                                                      1,700         65,484
                                                                                    -------------------------------
Medical (14.10%)
Abbott Laboratories                                                                          1,700         76,432
Amgen, Inc.*                                                                                   700         40,705
Cardinal Health, Inc.                                                                        1,000         62,850
Johnson & Johnson                                                                            1,300         63,908
Medtronic, Inc.                                                                                870         40,498
Pfizer, Inc.                                                                                 3,200        109,440
Stryker Corp.                                                                                  500         40,970
Wyeth                                                                                          750         29,812
                                                                                    -------------------------------
                                                                                                          464,615
                                                                                                   ----------------
Mortgage Banking (2.85%)
Fannie Mae                                                                                     700         49,455
Freddie Mac                                                                                    800         44,280
                                                                                    -------------------------------
                                                                                                           93,735
                                                                                                   ----------------
Oil & Gas (3.87%)
BP Plc, American Depositary Receipts (ADR) (United Kingdom)                                 1,500          65,400
Exxon Mobil Corp.                                                                            1,692         62,232
                                                                                    -------------------------------
                                                                                                          127,632
                                                                                                   ----------------
Retail (7.64%)
Costco Wholesale Corp.*                                                                      1,100         39,380
Kohl's Corp.*                                                                                  600         28,410
Lowe's Cos., Inc.                                                                            1,300         72,631
Target Corp.                                                                                 1,000         39,190
Wal-Mart Stores, Inc.                                                                        1,350         72,198
                                                                                    -------------------------------
                                                                                                          251,809
                                                                                                   ----------------


ISSUER, DESCRIPTION                                                                       SHARES       VALUE
------------------------------------                                                -------------------------------
Telecommunications (2.86%)
Nokia Corp. (ADR) (Finland)                                                                  3,000        $54,210
Verizon Communications, Inc.                                                                 1,200         40,080
                                                                                    -------------------------------
                                                                                                           94,290
                                                                                    -------------------------------
Tobacco (3.43%)
Altria Group, Inc.                                                                           2,200        113,124
                                                                                    -------------------------------
Utilities (1.11%)
Dominion Resources, Inc.                                                                       600         36,480
                                                                                    -------------------------------

TOTAL COMMON STOCKS (94.22%)                                                                            3,104,265
                                                                                                   ---------------

TOTAL INVESTMENTS (94.22%)                                                                              3,104,265
                                                                                                   ---------------

OTHER ASSETS AND LIABILITIES, NET (5.78%)                                                                 190,304
                                                                                                   ---------------

TOTAL NET ASSETS (100.00%)                                                                             $3,294,569
                                                                                                   ---------------


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

------------------       ------------------------------------------------------------------------------------------
ASSETS AND               ASSETS
LIABILITIES              Investments at value (cost - $2,619,192)                                        $3,104,265
Final report             Cash                                                                               203,819
December 5, 2003 *       Dividends receivable                                                                 3,487
(unaudited)              Other assets                                                                         1,496
                         Total assets                                                                     3,313,067
                         ------------------------------------------------------------------------------------------
                         LIABILITIES
                         Payable for shares repurchased                                                       5,940
                         Payable to affiliates
                             Management fee                                                                   1,887
                             Other                                                                            5,720
                         Other payables and accrued expenses                                                  4,951
                         Total liabilities                                                                   18,498
                         ------------------------------------------------------------------------------------------
                         NET ASSETS
                         Capital paid-in                                                                  3,423,900
                         Accumulated net realized loss on investments                                      (613,262)
                         Net unrealized appreciation of investments                                         485,073
                         Distributions in excess of net investment income                                    (1,142)
                         Net assets                                                                      $3,294,569
                         ------------------------------------------------------------------------------------------
                         NET ASSET VALUE PER SHARE
                         Based on 465,664 shares outstanding                                                  $7.07


* The net assets of the Fund were merged into John Hancock Sovereign Investors Fund Class I as of the close of business on December 5, 2003, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

---------------------------------------------------------------------------------------    ----------------------
INVESTMENT INCOME                                                                          OPERATIONS
Dividends (net of foreign withholding taxes of $457)                           $ 40,637    Period from
Interest                                                                          1,295    March 1, 2003 through
Total investment income                                                          41,932    December 5, 2003*
                                                                                           (unaudited)
---------------------------------------------------------------------------------------
EXPENSES
Investment management fee                                                        14,881
Registration and filing fee                                                      13,469
Custodian fee                                                                     7,740
Auditing fee                                                                      4,110
Transfer agent fee                                                                2,306
Printing                                                                          2,014
Miscellaneous                                                                     1,291
Accounting and legal services fee                                                   744
Legal fee                                                                           125
Total expenses                                                                   46,680
Less expense reductions                                                         (25,107)
Net expenses                                                                     21,573
Net investment income                                                            20,359

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                                  8,905
Change in net unrealized appreciation (depreciation) of
    investments                                                                 591,408
Net realized and unrealized gain                                                600,313
Increase in net assets from operations                                         $620,672



* The net assets of the Fund were merged into John Hancock Sovereign Investors Fund Class I as of the close of of business on December 5, 2003, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

                                                                                                              PERIOD
                                                                                                           FROM 3-1-03
                                                                                        YEAR ENDED         TO 12-5-03*
                                                                                          2-28-03          (UNAUDITED)
----------          -----------------------------------------------------------------------------------------------------
CHANGES IN          INCREASE (DECREASE) IN NET ASSETS
NET ASSETS          From operations:
                    Net investment income                                               $    35,523        $    20,359
                    Net realized gain (loss)                                               (488,252)             8,905
                    Change in net unrealized appreciation (depreciation)                   (676,822)           591,408
                    Increase (decrease) in net assets resulting from operations          (1,129,551)           620,672

                    Distributions to shareholders
                    From net investment income                                              (36,853)           (26,430)

                    From Fund share transactions                                           (349,669)          (660,234)

                    NET ASSETS
                    Beginning of period                                                   4,876,634          3,360,561
                    End of period 1                                                     $ 3,360,561        $ 3,294,569



1 Includes accumulated (distributions in excess of) net investment income of $4,819 and ($1,142), respectively.

* The net assets of the Fund were merged into John Hancock Sovereign Investors Fund Class I as of the close of business on December 5, 2003, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

Financial Highlights

PERIOD ENDED                                               02-28-99      02-29-00     02-28-01     02-28-02    02-28-03 12-5-03   1
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period                         $14.92        $14.46       $13.51       $11.14       $7.89     $5.86
Net investment income 2                                        0.15          0.11         0.10         0.08        0.06      0.04
Net realized and unrealized gain (loss) on investments         1.04          0.60         0.45        (0.77)      (2.03)     1.22
Total from investment operations                               1.19          0.71         0.55        (0.69)      (1.97)     1.26
Less distributions:
From net investment income                                    (0.15)        (0.11)       (0.11)       (0.10)      (0.06)    (0.05)
From net realized gain                                        (1.50)        (1.55)       (2.81)       (2.46)     -          -
                                                              (1.65)        (1.66)       (2.92)       (2.56)      (0.06)    (0.05)
Net asset value, end of period                               $14.46        $13.51       $11.14        $7.89       $5.86     $7.07 3
Total return 4,5 (%)                                           7.97          4.17         2.94        (6.93)     (25.00)    21.61 6
------------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net assets, end of period (in millions)                         $18           $15           $6           $5          $3        $3
Ratio of expenses to average net assets (%)                    0.70          0.70         0.70         0.70        0.70      0.87 7
Ratio of adjusted expenses to average net assets 8 (%)         0.95          1.05         1.08         1.91        2.14      1.88 7
Ratio of net investment income to average net assets (%)       0.95          0.71         0.73         0.84        0.92      0.82 7
Portfolio turnover (%)                                           64            46           58           51          53        18

1    Final period from 3-1-03 through 12-5-03. Unaudited.
2    Based on the average of the shares outstanding.
3 Net asset value per share before the merger to John Hancock Sovereign Investors Fund Class I and the termination of the Fund. See Note A to financial statements.
4    Assumes dividend reinvestment.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6    Not annualized.
7    Annualized.
8 Does not take into consideration expense reductions during the periods shown.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock Dividend Performers Fund (the "Fund") was a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term growth of capital.

On December 3, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock Sovereign Investors Fund (the "Acquiring Fund") in exchange solely for Class I shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on December 5, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:
Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings of up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended December 5, 2003.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of December 5, 2003, the Fund's final tax year. As of December 5, 2003, for federal income tax purposes, the Fund had $610,358 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward was used by the Fund, no capital gain distributions were made. The loss carryforward expired as follows: February 28, 2011 - $ 549,979 and December 5, 2011- $60,379. The unused capital loss carryforward was transferred to the Acquiring Fund and will be available, to the extent provided by regulations, to offset net capital gains of the Acquiring Fund.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the period ended December 5, 2003, the tax character of distributions paid was as follows: ordinary income $26,430.

As of December 5, 2003, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.55% of the Fund's average daily net asset value in excess of $500,000,000.

The Adviser had agreed to limit the Fund's expenses, to 1.00% of the Fund's average daily net asset value. Prior to July 1, 2003, the Adviser had agreed to limit the expenses to 0.70% of the Fund's average daily net asset value. Accordingly, the expense reductions related to Fund's total expense limitations amounted to $25,107 for the period ended December 5, 2003.

The Fund had a Distribution Agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended December 5, 2003, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with sale and offering for sale of the shares of the Fund which has not been herein specifically allocated to the Trust.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the fund's average daily net asset value.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This listing illustrates the number of Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                                                             PERIOD FROM 3-1-03
                                                                                                 TO 12-5-03
                                                     YEAR ENDED 2-28-03                          (UNAUDITED)
                                                  SHARES            AMOUNT                SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold                                               77,742           $508,461               41,237           $267,429
Distributions reinvested                            5,598             36,853                3,645             23,477
Repurchased                                      (127,521)          (894,983)            (153,077)          (951,140)
Net decrease                                      (44,181)         ($349,669)            (108,195)         ($660,234)


NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 5, 2003, aggregated $566,317 and $1,132,402, respectively

The cost of investments owned on December 5, 2003, including short-term investments, for federal income tax purposes was $2,622,096. Gross unrealized appreciation and depreciation of investments aggregated $615,488 and $133,319, respectively, resulted in net unrealized appreciation of $482,169. The difference between book basis and tax basis net unrealized appreciation of investments was attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts
During the period ended December 5, 2003, the Fund reclassified amounts to reflect an decrease in accumulated net realized loss on investments of $40, a decrease in distributions in excess of net investment income of $110 and a decrease in capital paid-in of $150. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 5, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F
Shareholders meeting
On December 3, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and Acquiring Fund. The number of votes cast for and against and that abstained from voting were as follows: 457,961FOR, 0 AGAINST and 0 ABSTAINED.

The Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund for Class I of beneficial interest of the Acquiring Fund. After this transaction and as of the close of business on December 5, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Tax Information Notice (unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 5, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 5, 2003, 100% of the dividends qualified for the corporate dividends-received deduction.

The Fund hereby designated the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

                     John Hancock Dividend Performers Fund

                                    Trustees
                                 James F. Carlin
                              William H. Cunningham
                                John M. DeCiccio
                                 Ronald R. Dion
                              Maureen Ford Goldfarb
                               Charles L. Ladner*
                              Steven R. Pruchansky
                            Lt. Gen. Norman H. Smith,
                                   USMC (Ret.)
                                 John P. Toolan*
                        * Members of the Audit Committee
                                    Officers
                              Maureen Ford Goldfarb
                 Chairman, President and Chief Executive Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                        Boston, Massachusetts 02109-1803



ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 5, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    January 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:   January 28, 2004


By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    January 28, 2004